American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2022
unaudited
Bonds, notes & other debt instruments 93.55% Corporate bonds, notes & loans 82.55% Financials 22.66%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	USD1,205	$1,204
ACE INA Holdings, Inc. 3.35% 2026	675	661
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	6,913	6,098
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	6,856	5,833
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,411	10,023
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,239	971
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	330	243
Allstate Corp. 0.75% 2025	440	395
Allstate Corp. 1.45% 2030	1,000	796
Allstate Corp. 3.85% 2049	500	427
Ally Financial, Inc. 4.75% 2027	1,745	1,703
American Express Co. 1.65% 2026	1,050	950
American Express Co. 3.125% 2026	75	72
American Express Co. 4.05% 2029	1,400	1,359
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	1,637	1,580
American International Group, Inc. 2.50% 2025	1,500	1,431
American International Group, Inc. 3.90% 2026	300	295
American International Group, Inc. 4.80% 2045	100	94
American International Group, Inc. 4.375% 2050	1,000	900
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	1,000	843
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	500	416
Arthur J. Gallagher & Co. 3.50% 2051	575	439
Banco Santander, SA 5.147% 2025	2,200	2,190
Banco Santander, SA 5.294% 2027	3,000	2,938
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	11,819	9,326
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	1,751	1,386
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,046	3,233
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	112	92
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	11,994	9,953
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	8,081	6,705
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	1,150	1,099
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	7,129	7,070
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[1]	2,800	2,411
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	1,793
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[1]	1,290	902
Bank of Ireland Group PLC 2.029% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	690
Berkshire Hathaway Finance Corp. 4.20% 2048	313	292
Berkshire Hathaway Finance Corp. 4.25% 2049	300	283
Berkshire Hathaway, Inc. 2.30% 2027	358	337
Berkshire Hathaway, Inc. 2.875% 2032	606	540
Berkshire Hathaway, Inc. 4.50% 2043	125	121
Berkshire Hathaway, Inc. 3.85% 2052	301	260
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	2,800	2,307
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,625	1,318
American Funds Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	USD3,382	$3,092
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[1]	850	841
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	203	155
Chubb INA Holdings, Inc. 1.375% 2030	1,250	998
Chubb INA Holdings, Inc. 2.85% 2051	607	445
Chubb INA Holdings, Inc. 3.05% 2061	673	478
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	4,000	3,348
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	7,020	5,747
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	5,267	4,461
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	3,885	3,495
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	2,844	2,785
Commonwealth Bank of Australia 3.784% 2032[2]	1,135	976
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1]	1,000	873
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,165
Corebridge Financial, Inc. 3.65% 2027[2]	806	758
Corebridge Financial, Inc. 3.85% 2029[2]	757	698
Corebridge Financial, Inc. 3.90% 2032[2]	4,893	4,399
Corebridge Financial, Inc. 4.35% 2042[2]	533	453
Corebridge Financial, Inc. 4.40% 2052[2]	1,524	1,274
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	781	687
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	646
Credit Suisse Group AG 3.80% 2023	425	423
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	7,143	6,007
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	3,975	3,007
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	3,050	2,848
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	3,754	3,311
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	3,907	3,321
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	4,024	3,292
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,728
Five Corners Funding Trust II 2.85% 2030[2]	1,000	868
GE Capital Funding, LLC 4.55% 2032	2,210	2,133
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	3,796	3,382
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 4.075% 2026[3]	500	497
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	3,903	3,434
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	1,239	1,101
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	2,049	1,622
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	818	663
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	3,309	2,736
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	1,234	1,014
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	5,860	4,990
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	2,836	2,068
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	5,524	4,360
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,254
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,308
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,733	1,343
Groupe BPCE SA 5.748% 2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	3,810	3,759
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	5,050	4,454
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	2,630	2,538
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	3,050	2,526
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	1,095	990
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	4,192	3,329
Intercontinental Exchange, Inc. 4.35% 2029	1,725	1,708
American Funds Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.60% 2033	USD1,177	$1,168
Intercontinental Exchange, Inc. 4.95% 2052	913	903
Intercontinental Exchange, Inc. 3.00% 2060	1,610	1,103
Intesa Sanpaolo SpA 3.875% 2028[2]	657	596
Intesa Sanpaolo SpA 4.00% 2029[2]	400	348
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	10,044	9,382
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,265	2,163
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,682	1,482
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	2,604	2,325
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	1,740	1,737
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	3,760	3,095
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	741	613
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	1,357	1,154
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	3,073	2,962
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	5,680	5,623
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,277	923
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	1,850	1,399
Lloyds Banking Group PLC 3.75% 2027	213	203
Lloyds Banking Group PLC 4.375% 2028	590	570
Macquarie Group, Ltd. 5.491% 2033 (USD-SOFR + 2.865% on 11/9/2032)[1,2]	4,862	4,746
Marsh & McLennan Companies, Inc. 4.375% 2029	230	229
Marsh & McLennan Companies, Inc. 2.375% 2031	548	464
Marsh & McLennan Companies, Inc. 4.90% 2049	395	394
Marsh & McLennan Companies, Inc. 2.90% 2051	1,010	727
MetLife, Inc. 4.55% 2030	2,670	2,697
MetLife, Inc. 4.60% 2046	100	96
MetLife, Inc. 5.00% 2052	230	233
Metropolitan Life Global Funding I 3.60% 2024[2]	400	399
Metropolitan Life Global Funding I 0.95% 2025[2]	1,203	1,099
Metropolitan Life Global Funding I 3.45% 2026[2]	150	144
Metropolitan Life Global Funding I 3.00% 2027[2]	700	653
Metropolitan Life Global Funding I 4.40% 2027[2]	1,000	1,007
Metropolitan Life Global Funding I 3.05% 2029[2]	250	227
Metropolitan Life Global Funding I 4.30% 2029[2]	1,000	974
Metropolitan Life Global Funding I 1.55% 2031[2]	1,000	791
Metropolitan Life Global Funding I 2.40% 2032[2]	250	209
Mitsubishi UFJ Financial Group, Inc. 5.133% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	2,935	2,949
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	5,000	4,924
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	1,172	1,089
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	4,304	3,813
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	3,000	2,819
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	2,300	2,038
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,843	2,535
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	9,450	9,214
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	4,620	3,629
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	11,022	8,886
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	5,298	4,342
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	1,181	1,006
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	3,205	3,194
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[1]	2,074	1,985
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	667	521
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	2,000	2,067
American Funds Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank, Ltd. 2.332% 2030[2]	USD1,100	$875
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	368
New York Life Global Funding 0.95% 2025[2]	631	577
New York Life Global Funding 3.25% 2027[2]	4,000	3,858
New York Life Global Funding 3.00% 2028[2]	100	95
New York Life Global Funding 1.20% 2030[2]	4,535	3,570
New York Life Global Funding 1.85% 2031[2]	250	202
Nordea Bank AB 3.60% 2025[2]	980	961
Northwestern Mutual Global Funding 0.80% 2026[2]	3,782	3,385
Nuveen, LLC 4.00% 2028[2]	220	213
PRICOA Global Funding I 3.45% 2023[2]	175	174
Prudential Financial, Inc. 3.905% 2047	350	306
Prudential Financial, Inc. 4.35% 2050	220	203
Prudential Financial, Inc. 3.70% 2051	1,255	1,040
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	800	723
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	600	558
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	2,279	1,777
Synchrony Financial 3.95% 2027	850	773
Travelers Companies, Inc. 4.00% 2047	105	94
Travelers Companies, Inc. 4.05% 2048	100	89
Travelers Companies, Inc. 4.10% 2049	380	343
Travelers Companies, Inc. 2.55% 2050	603	420
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,293
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	15,000	14,338
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	1,351	1,273
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,058	2,594
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	13,525	11,818
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	5,260	5,182
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	5,031	4,624
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,128	1,916
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	1,225	965
Willis North America, Inc. 4.65% 2027	500	491
		386,714
Utilities 13.04%
AEP Transmission Co., LLC 3.65% 2050	25	21
AEP Transmission Co., LLC 2.75% 2051	536	376
Alabama Power Co. 3.00% 2052	2,250	1,664
American Electric Power Company, Inc. 1.00% 2025	1,100	986
American Transmission Systems, Inc. 2.65% 2032[2]	685	577
CenterPoint Energy, Inc. 2.65% 2031	5,389	4,608
Cleveland Electric Illuminating Co. 4.55% 2030[2]	2,500	2,448
Consumers Energy Co. 3.25% 2046	1,000	796
Consumers Energy Co. 3.10% 2050	2,592	2,013
Consumers Energy Co. 2.65% 2052	1,416	996
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,000	981
DTE Energy Company 1.90% 2028	1,910	1,696
DTE Energy Company 3.00% 2032	1,639	1,482
Duke Energy Corp. 4.50% 2032	3,645	3,518
Duke Energy Corp. 3.50% 2051	1,000	760
American Funds Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 5.00% 2052	USD1,040	$990
Duke Energy Progress, LLC 2.50% 2050	1,044	717
Edison International 4.95% 2025	50	50
Edison International 5.75% 2027	1,777	1,803
Edison International 4.125% 2028	11,290	10,669
Emera US Finance, LP 2.639% 2031	7,975	6,603
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	500	507
Entergy Corp. 1.60% 2030	475	380
Entergy Corp. 2.40% 2031	2,250	1,828
Entergy Louisiana, LLC 4.75% 2052	963	935
Entergy Texas, Inc. 1.75% 2031	1,500	1,205
FirstEnergy Corp. 2.05% 2025	275	257
FirstEnergy Corp. 1.60% 2026	4,125	3,731
FirstEnergy Corp. 3.50% 2028[2]	1,000	931
FirstEnergy Corp. 4.10% 2028[2]	3,000	2,901
FirstEnergy Corp. 2.25% 2030	8,830	7,244
FirstEnergy Corp. 2.65% 2030	11,742	10,036
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[1]	15,644	14,843
FirstEnergy Transmission, LLC 2.866% 2028[2]	15,625	13,884
Florida Power & Light Company 2.45% 2032	1,950	1,695
Florida Power & Light Company 2.875% 2051	1,000	747
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,065
Jersey Central Power & Light Co. 2.75% 2032[2]	250	211
Metropolitan Edison Co. 4.30% 2029[2]	200	196
Mississippi Power Co. 4.25% 2042	600	528
NiSource Finance Corp. 3.95% 2048	423	349
NiSource Finance Corp. 5.00% 2052	625	607
Northern States Power Co. 2.90% 2050	1,187	893
Northern States Power Co. 2.60% 2051	1,619	1,147
Northern States Power Co. 4.50% 2052	1,000	973
Pacific Gas and Electric Co. 3.50% 2025	2,697	2,573
Pacific Gas and Electric Co. 2.95% 2026	796	724
Pacific Gas and Electric Co. 3.15% 2026	2,215	2,055
Pacific Gas and Electric Co. 2.10% 2027	5,267	4,459
Pacific Gas and Electric Co. 3.30% 2027	3,442	3,075
Pacific Gas and Electric Co. 3.30% 2027	3,483	3,067
Pacific Gas and Electric Co. 3.00% 2028	9,648	8,293
Pacific Gas and Electric Co. 3.75% 2028	5,183	4,567
Pacific Gas and Electric Co. 4.65% 2028	1,442	1,318
Pacific Gas and Electric Co. 4.55% 2030	19,262	17,155
Pacific Gas and Electric Co. 2.50% 2031	16,194	12,404
Pacific Gas and Electric Co. 3.25% 2031	2,684	2,167
Pacific Gas and Electric Co. 3.75% 2042	500	347
Progress Energy, Inc. 7.00% 2031	2,480	2,758
Public Service Electric and Gas Co. 1.90% 2031	2,314	1,930
Public Service Electric and Gas Co. 3.10% 2032	400	366
Public Service Electric and Gas Co. 2.05% 2050	615	382
San Diego Gas & Electric Co. 3.00% 2032	319	284
Southern California Edison Co. 3.65% 2028	1,727	1,644
Southern California Edison Co. 2.85% 2029	4,867	4,295
Southern California Edison Co. 4.20% 2029	748	725
Southern California Edison Co. 2.25% 2030	4,187	3,515
Southern California Edison Co. 2.50% 2031	5,000	4,184
Southern California Edison Co. 2.75% 2032	863	731
American Funds Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.95% 2051	USD6,157	$4,161
Southern California Edison Co. 3.65% 2051	274	214
Southern California Edison Co. 3.45% 2052	1,236	950
Southern California Edison Co., Series C, 3.60% 2045	1,230	938
Southwestern Electric Power Co. 3.25% 2051	2,223	1,613
Union Electric Co. 2.15% 2032	1,350	1,110
Virginia Electric and Power Co. 3.15% 2026	808	785
Virginia Electric and Power Co. 2.875% 2029	2,300	2,104
Virginia Electric and Power Co. 2.30% 2031	2,797	2,380
Virginia Electric and Power Co. 2.40% 2032	600	513
Virginia Electric and Power Co. 2.45% 2050	1,775	1,196
Wisconsin Electric Power Co. 2.85% 2051	810	592
Wisconsin Power and Light Co. 1.95% 2031	2,775	2,272
Wisconsin Power and Light Co. 3.95% 2032	1,100	1,052
Xcel Energy, Inc. 1.75% 2027	2,103	1,890
Xcel Energy, Inc. 2.35% 2031	7,140	5,905
Xcel Energy, Inc. 3.50% 2049	1,420	1,107
		222,647
Communication services 8.34%
Alphabet, Inc. 1.10% 2030	1,260	1,028
AT&T, Inc. 2.30% 2027	6,400	5,828
AT&T, Inc. 1.65% 2028	4,392	3,776
AT&T, Inc. 4.35% 2029	4,090	3,993
AT&T, Inc. 2.75% 2031	10,671	9,154
AT&T, Inc. 2.25% 2032	5,986	4,835
AT&T, Inc. 2.55% 2033	7,338	5,853
AT&T, Inc. 3.50% 2053	6,892	5,089
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,501
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	964
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	9,239	7,497
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,371
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	2,805	2,483
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	612	498
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	420	330
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	6,790	4,538
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	980	665
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,975	1,656
Comcast Corp. 1.50% 2031	1,800	1,448
Comcast Corp. 1.95% 2031	2,044	1,700
Comcast Corp. 2.80% 2051	3,100	2,148
Comcast Corp. 2.887% 2051	2,000	1,411
Magallanes, Inc. 5.05% 2042[2]	1,560	1,278
Magallanes, Inc. 5.141% 2052[2]	8,024	6,435
Magallanes, Inc. 5.391% 2062[2]	1,401	1,127
Netflix, Inc. 4.875% 2028	7,491	7,295
Netflix, Inc. 5.875% 2028	11,396	11,552
Netflix, Inc. 5.375% 2029[2]	5,574	5,500
Netflix, Inc. 6.375% 2029	50	52
Netflix, Inc. 4.875% 2030[2]	5,606	5,362
T-Mobile US, Inc. 1.50% 2026	1,200	1,081
T-Mobile US, Inc. 2.625% 2026	125	116
T-Mobile US, Inc. 3.75% 2027	1,200	1,151
T-Mobile US, Inc. 2.05% 2028	3,510	3,050
American Funds Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 2.55% 2031	USD8,462	$7,050
T-Mobile US, Inc. 3.00% 2041	823	603
T-Mobile US, Inc. 3.30% 2051	2,556	1,834
T-Mobile US, Inc. 3.40% 2052	5,864	4,242
Verizon Communications, Inc. 3.875% 2029	125	120
Verizon Communications, Inc. 1.68% 2030	650	518
Verizon Communications, Inc. 1.75% 2031	2,298	1,826
Verizon Communications, Inc. 2.55% 2031	1,849	1,565
Verizon Communications, Inc. 2.65% 2040	12,234	8,842
Verizon Communications, Inc. 2.85% 2041	18	13
Verizon Communications, Inc. 3.40% 2041	1,297	1,046
Verizon Communications, Inc. 3.85% 2042	206	175
Verizon Communications, Inc. 2.875% 2050	1,229	848
Verizon Communications, Inc. 3.55% 2051	900	708
Vodafone Group PLC 4.25% 2050	1,500	1,229
		142,384
Industrials 7.13%
Boeing Company 4.875% 2025	1,566	1,571
Boeing Company 2.196% 2026	6,750	6,179
Boeing Company 2.75% 2026	8,893	8,324
Boeing Company 2.70% 2027	505	458
Boeing Company 5.04% 2027	1,314	1,311
Boeing Company 3.25% 2028	13,627	12,385
Boeing Company 5.15% 2030	7,976	7,858
Boeing Company 3.625% 2031	1,140	1,010
Boeing Company 5.705% 2040	1,551	1,482
Boeing Company 3.75% 2050	209	150
Boeing Company 5.805% 2050	3,198	3,073
Burlington Northern Santa Fe, LLC 3.00% 2023	1,000	997
Burlington Northern Santa Fe, LLC 3.05% 2051	2,000	1,546
Burlington Northern Santa Fe, LLC 3.30% 2051	1,062	855
Canadian Pacific Railway, Ltd. 1.75% 2026	2,456	2,230
Canadian Pacific Railway, Ltd. 2.45% 2031	4,415	3,776
Canadian Pacific Railway, Ltd. 3.00% 2041	5,050	3,984
Canadian Pacific Railway, Ltd. 3.10% 2051	5,351	3,959
Carrier Global Corp. 2.242% 2025	382	363
Carrier Global Corp. 2.493% 2027	50	46
Carrier Global Corp. 2.722% 2030	488	422
Carrier Global Corp. 3.377% 2040	119	94
Carrier Global Corp. 3.577% 2050	103	79
CSX Corp. 3.80% 2028	1,559	1,529
CSX Corp. 4.25% 2029	1,000	990
CSX Corp. 4.10% 2032	1,550	1,499
CSX Corp. 3.35% 2049	1,015	797
CSX Corp. 2.50% 2051	2,079	1,377
CSX Corp. 4.50% 2052	350	327
Eaton Corp. 4.15% 2033	1,366	1,318
Eaton Corp. 4.70% 2052	675	658
General Dynamics Corp. 1.15% 2026	1,140	1,028
General Dynamics Corp. 3.625% 2030	1,690	1,631
General Dynamics Corp. 2.25% 2031	203	176
General Electric Capital Corp. 4.418% 2035	6,832	6,468
General Electric Capital Corp., Series A, 6.75% 2032	1,850	2,096
American Funds Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International, Inc. 2.30% 2024	USD80	$78
Honeywell International, Inc. 1.35% 2025	124	116
Honeywell International, Inc. 2.70% 2029	1,522	1,399
Honeywell International, Inc. 1.95% 2030	2,000	1,725
L3Harris Technologies, Inc. 1.80% 2031	925	738
Masco Corp. 1.50% 2028	1,273	1,073
Masco Corp. 2.00% 2031	3,456	2,761
Masco Corp. 3.125% 2051	207	139
Norfolk Southern Corp. 3.05% 2050	1,356	1,001
Northrop Grumman Corp. 3.25% 2028	1,210	1,149
Raytheon Technologies Corp. 1.90% 2031	3,150	2,545
Raytheon Technologies Corp. 2.375% 2032	1,500	1,261
Raytheon Technologies Corp. 2.82% 2051	750	525
Raytheon Technologies Corp. 3.03% 2052	3,000	2,188
Republic Services, Inc. 2.375% 2033	1,730	1,415
Union Pacific Corp. 3.15% 2024	750	744
Union Pacific Corp. 3.75% 2025	2,255	2,247
Union Pacific Corp. 2.15% 2027	1,000	929
Union Pacific Corp. 2.40% 2030	470	415
Union Pacific Corp. 2.375% 2031	243	211
Union Pacific Corp. 2.80% 2032	5,614	4,996
Union Pacific Corp. 2.891% 2036	1,332	1,110
Union Pacific Corp. 3.375% 2042	530	446
Union Pacific Corp. 4.30% 2049	510	476
Union Pacific Corp. 3.25% 2050	1,851	1,460
Union Pacific Corp. 2.95% 2052	2,503	1,840
Union Pacific Corp. 3.50% 2053	1,910	1,555
Union Pacific Corp. 3.95% 2059	805	690
United Technologies Corp. 3.65% 2023	23	23
United Technologies Corp. 4.125% 2028	1,475	1,446
United Technologies Corp. 4.50% 2042	750	712
Waste Management, Inc. 4.15% 2032	2,340	2,288
		121,747
Energy 5.98%
BP Capital Markets America, Inc. 2.721% 2032	1,450	1,266
BP Capital Markets America, Inc. 3.001% 2052	800	582
Canadian Natural Resources, Ltd. 2.95% 2023	997	992
Canadian Natural Resources, Ltd. 2.05% 2025	997	929
Canadian Natural Resources, Ltd. 3.85% 2027	5,095	4,868
Canadian Natural Resources, Ltd. 2.95% 2030	269	235
Canadian Natural Resources, Ltd. 4.95% 2047	81	77
Cheniere Energy, Inc. 3.70% 2029	1,009	929
Chevron Corp. 2.954% 2026	3,220	3,121
Chevron Corp. 1.995% 2027	2,925	2,706
Chevron Corp. 2.236% 2030	3,790	3,326
Chevron USA, Inc. 1.018% 2027	7,000	6,107
Chevron USA, Inc. 2.343% 2050	460	318
ConocoPhillips 3.80% 2052	1,468	1,266
Continental Resources, Inc. 2.875% 2032[2]	2,594	2,028
Diamondback Energy, Inc. 4.40% 2051	1,097	935
Diamondback Energy, Inc. 4.25% 2052	319	264
Energy Transfer Operating, LP 5.00% 2050	8,129	6,991
Energy Transfer Partners, LP 5.30% 2047	205	180
American Funds Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.00% 2048	USD692	$659
Equinor ASA 3.625% 2028	1,370	1,338
Exxon Mobil Corp. 2.019% 2024	3,660	3,551
Exxon Mobil Corp. 2.44% 2029	2,323	2,097
Exxon Mobil Corp. 2.61% 2030	2,080	1,861
Exxon Mobil Corp. 3.452% 2051	4,120	3,407
MPLX, LP 1.75% 2026	2,915	2,640
MPLX, LP 4.70% 2048	716	612
MPLX, LP 5.50% 2049	3,491	3,331
ONEOK, Inc. 2.20% 2025	352	327
ONEOK, Inc. 5.85% 2026	2,000	2,053
ONEOK, Inc. 3.40% 2029	1,440	1,278
ONEOK, Inc. 3.10% 2030	176	152
ONEOK, Inc. 6.35% 2031	2,798	2,926
ONEOK, Inc. 4.95% 2047	541	467
ONEOK, Inc. 5.20% 2048	2,749	2,460
ONEOK, Inc. 4.45% 2049	1,442	1,156
ONEOK, Inc. 4.50% 2050	551	442
ONEOK, Inc. 7.15% 2051	599	638
Petróleos Mexicanos 3.50% 2023	2,160	2,144
Petróleos Mexicanos 4.625% 2023	117	115
Petróleos Mexicanos 6.875% 2025	1,468	1,430
Petróleos Mexicanos 6.50% 2027	1,670	1,477
Petróleos Mexicanos 6.50% 2029	1,116	931
Petróleos Mexicanos 8.75% 2029[2]	1,930	1,781
Petróleos Mexicanos 6.84% 2030	643	523
Petróleos Mexicanos 5.95% 2031	643	486
Petróleos Mexicanos 6.70% 2032	4,165	3,257
Petróleos Mexicanos 6.75% 2047	494	312
Qatar Petroleum 2.25% 2031[2]	2,270	1,984
Qatar Petroleum 3.125% 2041[2]	3,170	2,586
Qatar Petroleum 3.30% 2051[2]	1,530	1,223
SA Global Sukuk, Ltd. 1.602% 2026[2]	845	777
Shell International Finance BV 3.875% 2028	2,160	2,121
Shell International Finance BV 2.375% 2029	2,680	2,367
Shell International Finance BV 2.75% 2030	8,263	7,425
Shell International Finance BV 3.00% 2051	460	346
Total Capital International 3.455% 2029	1,120	1,073
Total Capital International 3.127% 2050	470	363
Williams Companies, Inc. 3.50% 2030	975	879
		102,115
Consumer staples 5.56%
7-Eleven, Inc. 0.95% 2026[2]	3,894	3,460
7-Eleven, Inc. 1.30% 2028[2]	4,060	3,393
7-Eleven, Inc. 1.80% 2031[2]	17,339	13,633
7-Eleven, Inc. 2.80% 2051[2]	762	499
Altria Group, Inc. 2.35% 2025	140	133
Altria Group, Inc. 4.40% 2026	22	22
Altria Group, Inc. 4.80% 2029	1,023	992
Altria Group, Inc. 3.40% 2030	872	757
Altria Group, Inc. 2.45% 2032	2,000	1,513
Altria Group, Inc. 5.95% 2049	1,399	1,258
Altria Group, Inc. 4.45% 2050	102	74
American Funds Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 3.70% 2051	USD5,865	$3,827
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	4,005	3,810
Anheuser-Busch InBev NV 4.00% 2028	200	198
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,563
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,085
Anheuser-Busch InBev NV 4.90% 2031	250	257
Anheuser-Busch InBev NV 4.439% 2048	280	249
Anheuser-Busch InBev NV 5.55% 2049	889	926
Anheuser-Busch InBev NV 4.50% 2050	1,207	1,096
British American Tobacco International Finance PLC 1.668% 2026	986	879
British American Tobacco PLC 2.789% 2024	600	582
British American Tobacco PLC 3.215% 2026	470	439
British American Tobacco PLC 3.557% 2027	5,146	4,730
British American Tobacco PLC 2.259% 2028	6,141	5,189
British American Tobacco PLC 4.448% 2028	475	450
British American Tobacco PLC 4.906% 2030	2,000	1,887
British American Tobacco PLC 2.726% 2031	5,140	4,121
British American Tobacco PLC 3.734% 2040	860	602
British American Tobacco PLC 4.54% 2047	2,713	1,984
British American Tobacco PLC 4.758% 2049	1,995	1,501
British American Tobacco PLC 5.65% 2052	947	805
Coca-Cola Company 1.375% 2031	530	432
Coca-Cola Company 2.50% 2051	253	180
Conagra Brands, Inc. 4.30% 2024	900	900
Conagra Brands, Inc. 4.60% 2025	720	720
Conagra Brands, Inc. 1.375% 2027	2,710	2,269
Conagra Brands, Inc. 5.30% 2038	10	10
Conagra Brands, Inc. 5.40% 2048	617	590
Constellation Brands, Inc. 4.35% 2027	1,000	997
Constellation Brands, Inc. 3.60% 2028	200	190
Constellation Brands, Inc. 2.875% 2030	2,262	1,974
Constellation Brands, Inc. 2.25% 2031	3,745	3,056
Constellation Brands, Inc. 4.75% 2032	1,780	1,756
Constellation Brands, Inc. 4.10% 2048	200	168
Imperial Tobacco Finance PLC 6.125% 2027[2]	1,450	1,473
Keurig Dr Pepper, Inc. 3.20% 2030	261	234
Keurig Dr Pepper, Inc. 3.80% 2050	700	545
Nestlé Holdings, Inc. 0.625% 2026[2]	2,360	2,120
Nestlé Holdings, Inc. 1.00% 2027[2]	1,838	1,596
Nestlé Holdings, Inc. 1.15% 2027[2]	1,650	1,471
PepsiCo, Inc. 1.95% 2031	3,270	2,772
PepsiCo, Inc. 3.625% 2050	140	125
PepsiCo, Inc. 2.75% 2051	310	234
Philip Morris International, Inc. 2.875% 2024	972	959
Philip Morris International, Inc. 1.50% 2025	228	214
Philip Morris International, Inc. 0.875% 2026	1,035	921
Philip Morris International, Inc. 3.375% 2029	623	561
Philip Morris International, Inc. 1.75% 2030	1,910	1,479
Philip Morris International, Inc. 2.10% 2030	1,167	941
Philip Morris International, Inc. 4.125% 2043	698	550
Philip Morris International, Inc. 4.25% 2044	245	194
Procter & Gamble Company 0.55% 2025	932	847
Procter & Gamble Company 1.00% 2026	342	315
Procter & Gamble Company 1.20% 2030	1,000	815
American Funds Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Company 3.00% 2030	USD152	$143
Reynolds American, Inc. 4.45% 2025	225	223
		94,888
Information technology 5.29%
Analog Devices, Inc. 2.10% 2031	751	637
Analog Devices, Inc. 2.95% 2051	596	452
Apple, Inc. 3.35% 2032	6,000	5,679
Apple, Inc. 3.95% 2052	5,311	4,910
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,090	1,048
Broadcom, Inc. 4.00% 2029[2]	1,566	1,452
Broadcom, Inc. 4.75% 2029	4,052	3,986
Broadcom, Inc. 4.15% 2030	2,000	1,826
Broadcom, Inc. 3.419% 2033[2]	812	670
Broadcom, Inc. 3.469% 2034[2]	4,193	3,399
Broadcom, Inc. 3.137% 2035[2]	2,240	1,699
Broadcom, Inc. 3.187% 2036[2]	3,807	2,833
Broadcom, Inc. 3.50% 2041[2]	5,505	4,135
Broadcom, Inc. 3.75% 2051[2]	1,811	1,330
Fidelity National Information Services, Inc. 2.25% 2031	2,700	2,204
Fiserv, Inc. 3.50% 2029	775	710
Fiserv, Inc. 2.65% 2030	1,107	944
Global Payments, Inc. 2.90% 2030	1,306	1,101
Mastercard, Inc. 1.90% 2031	1,725	1,475
Mastercard, Inc. 2.95% 2051	686	530
Microsoft Corp. 3.30% 2027	2,575	2,532
Oracle Corp. 2.50% 2025	2,275	2,160
Oracle Corp. 2.30% 2028	1,663	1,447
Oracle Corp. 2.875% 2031	14,620	12,133
Oracle Corp. 3.60% 2050	3,020	2,059
Oracle Corp. 3.95% 2051	1,841	1,324
PayPal Holdings, Inc. 2.30% 2030	1,976	1,700
PayPal Holdings, Inc. 4.40% 2032	5,000	4,930
PayPal Holdings, Inc. 3.25% 2050	283	214
PayPal Holdings, Inc. 5.05% 2052	1,235	1,207
salesforce.com, inc. 1.95% 2031	600	506
salesforce.com, inc. 2.70% 2041	250	191
salesforce.com, inc. 2.90% 2051	275	204
salesforce.com, inc. 3.05% 2061	1,200	868
ServiceNow, Inc. 1.40% 2030	19,148	15,036
VeriSign, Inc. 2.70% 2031	781	642
Visa, Inc. 1.10% 2031	2,200	1,762
Visa, Inc. 2.00% 2050	450	292
		90,227
Health care 5.23%
AbbVie, Inc. 3.20% 2029	3,502	3,201
AmerisourceBergen Corp. 2.70% 2031	7,102	6,057
Amgen, Inc. 4.05% 2029	1,660	1,616
Amgen, Inc. 2.00% 2032	223	182
Amgen, Inc. 4.20% 2033	3,500	3,377
Amgen, Inc. 4.875% 2053	2,200	2,139
Amgen, Inc. 4.40% 2062	174	151
Anthem, Inc. 4.10% 2032	1,716	1,653
American Funds Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Anthem, Inc. 4.55% 2052	USD1,357	$1,278
AstraZeneca Finance, LLC 2.25% 2031	467	405
AstraZeneca PLC 3.375% 2025	177	174
AstraZeneca PLC 0.70% 2026	2,658	2,368
AstraZeneca PLC 1.375% 2030	2,594	2,130
Baxter International, Inc. 2.539% 2032	3,400	2,812
Bayer US Finance II, LLC 4.25% 2025[2]	450	443
Bayer US Finance II, LLC 4.375% 2028[2]	750	722
Becton, Dickinson and Company 4.298% 2032	1,225	1,191
Boston Scientific Corp. 3.45% 2024	125	124
Boston Scientific Corp. 2.65% 2030	3,879	3,391
Boston Scientific Corp. 4.70% 2049	135	129
Centene Corp. 2.45% 2028	6,355	5,369
Centene Corp. 4.625% 2029	2,470	2,330
Centene Corp. 3.00% 2030	4,185	3,504
Centene Corp. 3.375% 2030	1,963	1,686
Centene Corp. 2.50% 2031	5,015	4,009
Centene Corp. 2.625% 2031	1,530	1,224
Cigna Corp. 2.375% 2031	831	700
CVS Health Corp. 3.25% 2029	414	379
CVS Health Corp. 1.75% 2030	1,415	1,145
CVS Health Corp. 1.875% 2031	3,295	2,654
CVS Health Corp. 5.05% 2048	65	63
Gilead Sciences, Inc. 2.80% 2050	362	248
HCA, Inc. 4.125% 2029	1,000	922
HCA, Inc. 2.375% 2031	2,455	1,952
HCA, Inc. 4.625% 2052[2]	630	522
Humana, Inc. 3.70% 2029	1,626	1,538
Kaiser Foundation Hospitals 2.81% 2041	660	506
Partners HealthCare System, Inc. 3.192% 2049	1,000	770
Regeneron Pharmaceuticals, Inc. 1.75% 2030	746	591
Roche Holdings, Inc. 1.93% 2028[2]	5,606	4,911
Roche Holdings, Inc. 2.076% 2031[2]	6,593	5,559
Shire PLC 3.20% 2026	1,182	1,130
Summa Health 3.511% 2051	665	512
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	519
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,082
UnitedHealth Group, Inc. 2.375% 2024	535	523
UnitedHealth Group, Inc. 3.75% 2025	380	379
UnitedHealth Group, Inc. 2.875% 2029	348	320
UnitedHealth Group, Inc. 2.00% 2030	704	601
UnitedHealth Group, Inc. 2.30% 2031	10	9
UnitedHealth Group, Inc. 4.20% 2032	2,484	2,459
UnitedHealth Group, Inc. 3.05% 2041	2,000	1,601
UnitedHealth Group, Inc. 4.25% 2048	468	432
UnitedHealth Group, Inc. 4.45% 2048	285	272
UnitedHealth Group, Inc. 3.25% 2051	2,390	1,881
UnitedHealth Group, Inc. 4.75% 2052	2,486	2,465
UnitedHealth Group, Inc. 4.95% 2062	990	994
		89,304
American Funds Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 4.33%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	USD1,715	$1,717
American Tower Corp. 1.45% 2026	854	751
American Tower Corp. 1.60% 2026	1,574	1,413
American Tower Corp. 3.65% 2027	4,060	3,866
American Tower Corp. 2.30% 2031	2,399	1,907
American Tower Corp. 2.70% 2031	3,277	2,716
American Tower Corp. 4.05% 2032	1,561	1,434
American Tower Corp. 2.95% 2051	285	192
Corporate Office Properties, LP 2.00% 2029	362	286
Corporate Office Properties, LP 2.75% 2031	620	488
Corporate Office Properties, LP 2.90% 2033	619	466
Equinix, Inc. 2.625% 2024	3,482	3,354
Equinix, Inc. 1.25% 2025	3,123	2,858
Equinix, Inc. 2.90% 2026	583	545
Equinix, Inc. 1.80% 2027	470	412
Equinix, Inc. 1.55% 2028	1,735	1,473
Equinix, Inc. 2.00% 2028	537	462
Equinix, Inc. 3.20% 2029	3,945	3,538
Equinix, Inc. 2.15% 2030	5,288	4,326
Equinix, Inc. 2.50% 2031	7,086	5,824
Equinix, Inc. 3.90% 2032	1,280	1,163
Equinix, Inc. 3.00% 2050	1,274	868
Equinix, Inc. 3.40% 2052	2,048	1,502
Extra Space Storage, Inc. 2.35% 2032	607	477
Invitation Homes Operating Partnership, LP 2.30% 2028	845	706
Invitation Homes Operating Partnership, LP 2.00% 2031	1,424	1,084
Invitation Homes Operating Partnership, LP 2.70% 2034	606	462
Public Storage 2.30% 2031	3,552	3,032
Scentre Group 3.50% 2025[2]	48	47
Sun Communities Operating, LP 2.30% 2028	381	322
Sun Communities Operating, LP 2.70% 2031	7,486	6,038
Sun Communities Operating, LP 4.20% 2032	1,503	1,348
VICI Properties, LP 4.375% 2025	770	753
VICI Properties, LP 4.75% 2028	6,733	6,471
VICI Properties, LP 4.95% 2030	3,061	2,943
VICI Properties, LP 5.125% 2032	8,813	8,411
Westfield Corp., Ltd. 3.50% 2029[2]	208	183
		73,838
Consumer discretionary 2.81%
Amazon.com, Inc. 1.20% 2027	1,191	1,059
Amazon.com, Inc. 3.45% 2029	213	206
Amazon.com, Inc. 1.50% 2030	1,337	1,114
Amazon.com, Inc. 2.875% 2041	934	746
American Honda Finance Corp. 1.20% 2025	3,818	3,539
Bayerische Motoren Werke AG 3.90% 2025[2]	257	255
Bayerische Motoren Werke AG 2.55% 2031[2]	534	459
Daimler Trucks Finance North America, LLC 3.50% 2025[2]	2,000	1,944
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	2,475	2,352
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	2,025	1,727
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	4,685	3,787
General Motors Company 5.40% 2048	1,000	875
General Motors Financial Co. 2.40% 2028	450	381
Home Depot, Inc. 3.90% 2028	119	118
American Funds Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 2029	USD828	$774
Home Depot, Inc. 1.375% 2031	2,326	1,870
Home Depot, Inc. 3.125% 2049	91	70
Home Depot, Inc. 3.35% 2050	570	455
Home Depot, Inc. 2.375% 2051	2,795	1,839
Hyundai Capital America 1.80% 2025[2]	774	703
Hyundai Capital America 1.50% 2026[2]	850	745
Hyundai Capital America 2.375% 2027[2]	634	553
Hyundai Capital America 2.00% 2028[2]	1,292	1,073
Hyundai Capital America 2.10% 2028[2]	525	436
Lowe’s Companies, Inc. 1.30% 2028	171	145
Lowe’s Companies, Inc. 1.70% 2030	1,123	902
Lowe’s Companies, Inc. 4.05% 2047	37	31
Lowe’s Companies, Inc. 3.00% 2050	615	422
Marriott International, Inc. 2.85% 2031	2,260	1,885
Marriott International, Inc. 2.75% 2033	2,040	1,600
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,234
Stellantis Finance US, Inc. 1.711% 2027[2]	3,550	3,074
Stellantis Finance US, Inc. 2.691% 2031[2]	10,905	8,651
Toyota Motor Credit Corp. 0.80% 2026	640	578
Toyota Motor Credit Corp. 3.375% 2030	1,339	1,266
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[2]	383	371
VICI Properties, LP / VICI Note Co., Inc. 4.50% 2028[2]	850	789
		48,028
Materials 2.18%
Anglo American Capital PLC 2.25% 2028[2]	1,280	1,089
Anglo American Capital PLC 5.625% 2030[2]	1,200	1,197
Celanese US Holdings, LLC 6.165% 2027	250	250
Celanese US Holdings, LLC 6.33% 2029	750	748
Celanese US Holdings, LLC 6.379% 2032	714	710
Dow Chemical Co. 4.55% 2025	14	14
Dow Chemical Co. 4.80% 2028	500	504
Dow Chemical Co. 2.10% 2030	4,250	3,474
Dow Chemical Co. 4.625% 2044	600	538
Dow Chemical Co. 5.55% 2048	290	293
Dow Chemical Co. 4.80% 2049	380	347
Dow Chemical Co. 3.60% 2050	2,000	1,531
Ecolab, Inc. 2.125% 2032	2,170	1,831
Ecolab, Inc. 2.125% 2050	1,000	644
Ecolab, Inc. 2.70% 2051	500	355
Glencore Funding, LLC 1.625% 2026[2]	600	532
Glencore Funding, LLC 2.625% 2031[2]	1,100	876
Glencore Funding, LLC 3.375% 2051[2]	300	201
International Flavors & Fragrances, Inc. 1.23% 2025[2]	1,000	900
International Flavors & Fragrances, Inc. 1.832% 2027[2]	3,048	2,614
International Flavors & Fragrances, Inc. 2.30% 2030[2]	5,609	4,601
International Flavors & Fragrances, Inc. 3.268% 2040[2]	500	381
International Flavors & Fragrances, Inc. 3.468% 2050[2]	1,800	1,323
LYB International Finance BV 4.875% 2044	100	91
LYB International Finance III, LLC 1.25% 2025	949	857
LYB International Finance III, LLC 2.25% 2030	1,270	1,042
LYB International Finance III, LLC 3.375% 2040	718	548
LYB International Finance III, LLC 4.20% 2049	249	200
American Funds Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 4.20% 2050	USD250	$203
LYB International Finance III, LLC 3.625% 2051	680	502
Nutrien, Ltd. 1.90% 2023	111	109
Nutrien, Ltd. 5.00% 2049	300	297
Praxair, Inc. 1.10% 2030	1,682	1,352
Praxair, Inc. 2.00% 2050	866	544
Rio Tinto Finance (USA), Ltd. 2.75% 2051	2,062	1,491
Sherwin-Williams Company 3.125% 2024	700	691
Sherwin-Williams Company 3.45% 2027	400	383
Sherwin-Williams Company 2.20% 2032	250	203
Sherwin-Williams Company 3.80% 2049	550	444
Sherwin-Williams Company 3.30% 2050	1,050	769
Sherwin-Williams Company 2.90% 2052	250	167
South32 Treasury (USA), Ltd. 4.35% 2032[2]	2,488	2,267
Westlake Chemical Corp. 5.00% 2046	130	121
		37,234
Total corporate bonds, notes & loans		1,409,126
U.S. Treasury bonds & notes 9.31% U.S. Treasury 9.31%
U.S. Treasury 0.375% 2023	114	110
U.S. Treasury 0.375% 2024	3,221	3,026
U.S. Treasury 0.625% 2024	1,850	1,743
U.S. Treasury 0.75% 2024	684	645
U.S. Treasury 3.25% 2024	13,811	13,750
U.S. Treasury 3.125% 2025	31,210	30,889
U.S. Treasury 0.50% 2026	1,820	1,642
U.S. Treasury 0.875% 2026	1,148	1,042
U.S. Treasury 1.125% 2026	1,042	949
U.S. Treasury 3.125% 2027	42,462	42,072
U.S. Treasury 1.125% 2028	723	636
U.S. Treasury 1.25% 2028[4]	1,356	1,205
U.S. Treasury 1.25% 2028	1,055	933
U.S. Treasury 1.25% 2028	188	167
U.S. Treasury 3.125% 2029	193	191
U.S. Treasury 2.75% 2032[4]	44,614	43,001
U.S. Treasury 2.375% 2042[4]	1,405	1,163
U.S. Treasury 3.375% 2042	4,339	4,224
U.S. Treasury 2.875% 2052[4]	12,447	11,442
Total U.S. Treasury bonds & notes		158,830
Asset-backed obligations 1.24%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,5]	2,015	1,758
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	4,336	3,942
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	298	255
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]	403	356
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,5]	788	756
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,5]	16,290	14,164
		21,231
American Funds Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.35% California 0.10%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	USD215	$184
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	858
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	620
		1,662
Ohio 0.25%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project),Series 2021, 4.425% 2031	4,620	4,267
Total municipals		5,929
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Panama (Republic of) 2.252% 2032	1,710	1,335
United Mexican States 3.75% 2071	685	447
		1,782
Total bonds, notes & other debt instruments (cost: $1,810,850,000)		1,596,898
Short-term securities 5.15% Money market investments 5.15%	Shares
Capital Group Central Cash Fund 2.26%[6,7]	879,955	87,978
Total short-term securities (cost: $87,969,000)		87,978
Total investment securities 98.70% (cost: $1,898,819,000)		1,684,876
Other assets less liabilities 1.30%		22,137
Net assets 100.00%		$1,707,013
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2022 (000)
2 Year U.S. Treasury Note Futures	Long	633	December 2022	USD131,872	$(250)
5 Year U.S. Treasury Note Futures	Long	287	December 2022	31,805	(126)
10 Year U.S. Treasury Note Futures	Short	1,541	December 2022	(180,153)	1,332
10 Year Ultra U.S. Treasury Note Futures	Short	1,935	December 2022	(242,238)	1,170
20 Year U.S. Treasury Bond Futures	Long	1,341	December 2022	182,167	(750)
30 Year Ultra U.S. Treasury Bond Futures	Long	557	December 2022	83,272	54
					$1,430
American Funds Corporate Bond Fund — Page 16 of 20

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 8/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD140,971	$(470)	$(1,401)	$931
Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 5.15%
Money market investments 5.15%
Capital Group Central Cash Fund 2.26%[6]	$59,157	$237,584	$208,748	$(24)	$9	$87,978	$357
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $247,533,000, which represented 14.50% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,590,000, which represented .39% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,092,242,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $86,811,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 18 of 20

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,409,126	$—	$1,409,126
U.S. Treasury bonds & notes	—	158,830	—	158,830
Asset-backed obligations	—	21,231	—	21,231
Municipals	—	5,929	—	5,929
Bonds & notes of governments & government agencies outside the U.S.	—	1,782	—	1,782
Short-term securities	87,978	—	—	87,978
Total	$87,978	$1,596,898	$—	$1,684,876

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,556	$—	$—	$2,556
Unrealized appreciation on centrally cleared credit default swaps	—	931	—	931
Liabilities:
Unrealized depreciation on futures contracts	(1,126)	—	—	(1,126)
Total	$1,430	$931	$—	$2,361
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Auth. = Authority
CMT = Constant Maturity Treasury
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-032-1022O-S89831	American Funds Corporate Bond Fund — Page 20 of 20